Note 28 - Loans and Borrowings	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of borrowings [text block]
28	Loans and borrowings

	2019	2018	2017

Balance at January 1	5,960	1,486	2,987
Cash flows
Repayment
- Capital	-	(1,500)	(1,500)
- Interest	(130)	(58)	(156)
Proceeds	2,340	6,000	-
Transaction cost	(46)	(60)	-
Unrealised foreign exchange	(5,818)	-	-

Non-cash flows
Interest	165	92	155
Balance at December 31	2,471	5,960	1,486

Long-term portion of term loan facility	1,942	5,960	-
Short-term portion of term loan facility	529	-	1,486

Finance costs are accounted for in note
15
on the effective interest rate method.

Terms and repayment schedule

The terms and conditions of outstanding loans are as follows on
December 31:

				2019		2018
	Currency	Nominal interest rate	Year of maturity	Face value	Carrying amount	Face value	Carrying amount

Unsecured bank loan - Stanbic	RTGS$	25%	2021	384	384	5,960	5,960
Unsecured bank loan - First Capital	RTGS$	26%	2021	2,087	2,087	-	-
Total				2,471	2,471	5,960	5,960

The Stanbic loan is repayable in as a single bullet payment in
December
of
2021
and the First Capital loan is repayable by way of
4
quarterly instalments commencing
December 2020.